Property, plant and equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Plant and equipment, gross	$ 59,692	$ 59,471
Impairment	(1,554)	(1,554)
Less: accumulated depreciation	(11,365)	(9,262)
Plant and equipment, net	46,773	48,655
Leasehold land and buildings.
Property, plant and equipment
Plant and equipment, gross	59,186	59,065
Leasehold improvements
Property, plant and equipment
Plant and equipment, gross	18	18
Machinery and equipment
Property, plant and equipment
Plant and equipment, gross	19	17
Vehicles and office equipment
Property, plant and equipment
Plant and equipment, gross	$ 469	$ 371